Summary of Significant Accounting Policies - Digital Assets (Details) - Digital Asset $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Indefinite-lived Intangible Assets [Roll Forward]
Beginning balance	$ 0
Addition of digital assets	1,958
Digital assets issued for services	(229)
Realized gain on sale of digital assets	3
Impairment loss	(770)
Ending balance	$ 962